Note 16 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 2,475,063	$ 1,853,204
Liabilities, fair value	2,390,055	1,860,332
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	98,706	95,272
Liabilities, fair value	101,180	97,910
Other liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	151,000	130,657
Liabilities, fair value	151,000	130,657
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets, book value	84,214	271,523
Assets, fair value	84,214	271,523
Securities [member]
Statement Line Items [Line Items]
Assets, book value	133,682	0
Assets, fair value	133,602	0
Loans, net [member]
Statement Line Items [Line Items]
Assets, book value	2,814,121	2,103,050
Assets, fair value	2,849,584	2,118,636
Other assets [member]
Statement Line Items [Line Items]
Assets, book value	3,744	3,596
Assets, fair value	$ 3,744	$ 3,596